Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total	$ 63,422	$ 66,868
Current portion	4,503	7,440
Less: Current portion of deferred financing costs	(170)	(136)
Current portion of long-term debt, net of deferred financing costs, current	4,333	7,304
Long-term portion	58,919	59,428
Less: Non-current portion of deferred financing costs	(790)	(302)
Long-term debt, net of current portion and deferred financing costs, non-current	58,129	59,126
Vessel Northsea Alpha [Member] | Secondone [Member]
Debt Instrument [Line Items]
Total	4,055	4,348
Vessel Northsea Beta [Member] | Thirdone [Member]
Debt Instrument [Line Items]
Total	4,055	4,348
Pyxis Malou Vessel [Member] | Fourthone [Member]
Debt Instrument [Line Items]
Total	11,190	18,210
Pyxis Delta Vessel [Member] | Sixthone [Member]
Debt Instrument [Line Items]
Total	5,400	7,087
Pyxis Theta Vessel [Member] | Seventhone [Member]
Debt Instrument [Line Items]
Total	14,722	15,975
Pyxis Epsilon Vessel [Member] | Eighthone [Member]
Debt Instrument [Line Items]
Total	$ 24,000	$ 16,900